Stockholders' Equity Table of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	$ (96)
Other comprehensive income (loss)	63		$ 103	$ 71
Total, Ending Balance	(33)		(96)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(3)
Other comprehensive income (loss) before reclassifications	(40)
Amounts reclassified from accumulated other comprehensive income (loss)	41
Other comprehensive income (loss)	1
Total, Ending Balance	(2)	[1]	(3)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(1)
Other comprehensive income (loss) before reclassifications	0
Amounts reclassified from accumulated other comprehensive income (loss)	0
Other comprehensive income (loss)	0
Total, Ending Balance	(1)		(1)
Pension and Other Post Retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(92)
Other comprehensive income (loss) before reclassifications	51
Amounts reclassified from accumulated other comprehensive income (loss)	11
Other comprehensive income (loss)	62
Total, Ending Balance	(30)		(92)
Total AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance	(96)
Other comprehensive income (loss) before reclassifications	11
Amounts reclassified from accumulated other comprehensive income (loss)	52
Other comprehensive income (loss)	63		103	$ 71
Total, Ending Balance	$ (33)		$ (96)

[1]	As of December 31, 2021, we are not applying hedge accounting to any commodity derivative instruments.